Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Apr. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Net periodic benefit cost
The following table summarizes the components of net periodic benefit cost and the change in accumulated other comprehensive loss related to the defined benefit pension and other postretirement plans.

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2016	2015	2014	2016	2015	2014
Service cost	$17.8	$9.0	$8.7	$2.3	$2.3	$2.3
Interest cost	27.7	23.2	21.8	2.8	2.4	2.3
Expected return on plan assets	(32.9)	(25.6)	(25.4)	—	—	—
Amortization of prior service cost (credit)	0.7	1.0	1.2	(1.1)	(1.1)	(1.1)
Amortization of net actuarial loss (gain)	10.9	10.0	13.2	(0.3)	(0.1)	—
Curtailment gain	(6.5)	—	—	(0.3)	—	—
Settlement loss	—	3.5	—	—	—	—
Net periodic benefit cost	$17.7	$21.1	$19.5	$3.4	$3.5	$3.5

Net change for the year in accumulated OCI before taxes

Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	$(5.3)	$(0.3)	$—	$—	$—	$1.7
Net actuarial (loss) gain arising during the year	(43.3)	(23.7)	19.3	—	1.6	7.5
Amortization of prior service cost (credit)	0.7	1.0	1.2	(1.1)	(1.1)	(1.1)
Amortization of net actuarial loss (gain)	10.9	10.0	13.2	(0.3)	(0.1)	—
Curtailment gain	(6.5)	—	—	(0.3)	—	—
Settlement loss	—	3.5	—	—	—	—
Foreign currency translation	0.8	2.7	2.9	—	—	—
Net change for year	$(42.7)	$(6.8)	$36.6	$(1.7)	$0.4	$8.1

Weighted-average assumptions used in determining net periodic benefit costs

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	4.06%	4.42%	3.99%	4.04%	4.27%	3.80%
Expected return on plan assets	6.58	6.72	6.75	—	—	—
Rate of compensation increase	4.06	4.13	4.13	—	—	—
Canadian plans:
Discount rate	3.51%	4.11%	3.65%	3.50%	4.10%	3.70%
Expected return on plan assets	5.65	5.64	5.78	—	—	—
Rate of compensation increase	3.00	3.00	3.00	—	—	—

Combined status of the plans
The following table sets forth the combined status of the plans as recognized in the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2016	2015	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$740.4	$542.3	$75.8	$58.5
Service cost	17.8	9.0	2.3	2.3
Interest cost	27.7	23.2	2.8	2.4
Amendments	5.3	0.3	—	—
Actuarial loss (gain)	20.3	39.8	0.3	(1.6)
Participant contributions	0.1	0.1	0.6	0.7
Benefits paid	(45.7)	(31.8)	(5.2)	(4.4)
Foreign currency translation adjustments	(4.1)	(10.6)	(0.4)	(1.1)
Curtailment	(10.1)	—	(0.3)	—
Settlement	(3.0)	(8.6)	—	—
Acquisition	(2.8)	176.7	—	18.9
Other adjustments	—	—	—	0.1
Benefit obligation at end of year	$745.9	$740.4	$75.9	$75.8
Change in plan assets:
Fair value of plan assets at beginning of year	$550.0	$402.1	$—	$—
Actual return on plan assets	(0.2)	41.7	—	—
Company contributions	8.6	15.7	4.6	3.7
Participant contributions	0.1	0.1	0.6	0.7
Benefits paid	(45.7)	(31.8)	(5.2)	(4.4)
Settlement	(3.0)	(8.6)	—	—
Acquisition	—	141.1	—	—
Foreign currency translation adjustments	(4.2)	(10.3)	—	—
Fair value of plan assets at end of year	$505.6	$550.0	$—	$—
Funded status of the plans	$(240.3)	$(190.4)	$(75.9)	$(75.8)
Defined benefit pensions	$(222.3)	$(188.9)	$—	$—
Other noncurrent assets	—	2.0	—	—
Accrued compensation	(18.0)	(3.5)	—	(1.2)
Postretirement benefits other than pensions	—	—	(75.9)	(74.6)
Net benefit liability	$(240.3)	$(190.4)	$(75.9)	$(75.8)

Amounts recognized in accumulated other comprehensive income (loss) before taxes
The following table summarizes amounts recognized in accumulated other comprehensive loss in the Consolidated Balance Sheets, before income taxes.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2016	2015	2016	2015
Net actuarial (loss) gain	$(212.3)	$(174.2)	$6.3	$6.9
Prior service (cost) credit	(8.8)	(4.2)	9.2	10.3
Total recognized in accumulated other comprehensive loss	$(221.1)	$(178.4)	$15.5	$17.2

Assumptions used in determining the benefit obligations
The following table sets forth the weighted-average assumptions used in determining the benefit obligations.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2016	2015	2016	2015
U.S. plans:
Discount rate	3.76%	4.01%	3.80%	3.97%
Rate of compensation increase	3.96	4.06	—	—
Canadian plans:
Discount rate	3.60%	3.51%	3.50%	3.50%
Rate of compensation increase	3.00	3.00	—	—

One-percentage point annual change in the assumed health care cost
A one percentage point annual change in the assumed health care cost trend rate would have the following effect as of April 30, 2016:

	One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$0.1	$0.1
Effect on benefit obligation	2.2	2.1

Company's Canadian pension and other postretirement benefit plans
The following table sets forth selective information pertaining to our Canadian pension and other postretirement benefit plans, which is included in the consolidated information presented on pages 59 and 60.

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2016	2015	2016	2015
Benefit obligation at end of year	$97.3	$104.4	$10.2	$10.9
Fair value of plan assets at end of year	96.0	104.1	—	—
Funded status of the plans	$(1.3)	$(0.3)	$(10.2)	$(10.9)
Components of net periodic benefit cost:
Service cost	$0.3	$0.4	$—	$—
Interest cost	3.3	4.3	0.3	0.4
Expected return on plan assets	(5.4)	(5.6)	—	—
Amortization of net actuarial loss	0.8	0.9	—	—
Net periodic benefit cost	$(1.0)	$—	$0.3	$0.4
Changes in plan assets:
Company contributions	$3.3	$5.1	$0.6	$0.7
Participant contributions	0.1	0.1	—	—
Benefits paid	(6.7)	(8.4)	(0.6)	(0.7)
Actual return on plan assets	(0.6)	11.9	—	—
Foreign currency translation	(4.2)	(10.3)	—	—

Benefit obligations in excess of fair value of plan assets
The following table sets forth additional information related to our defined benefit pension plans.

	April 30,
	2016	2015
Accumulated benefit obligation for all pension plans	$697.5	$691.8
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$697.5	$481.6
Fair value of plan assets	505.6	337.8
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$745.9	$669.3
Fair value of plan assets	505.6	477.3

Major asset classes for the U.S. and Canadian defined benefit pension plans and fair value hierarchy levels
The following tables summarize the major asset classes for the U.S. and Canadian defined benefit pension plans and the levels within the fair value hierarchy for those assets measured at fair value.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Plan Assets at April 30, 2016
Cash and cash equivalents (A)	$2.5	$—	$—	$2.5
Equity securities:
U.S. (B)	122.0	13.5	—	135.5
International (C)	83.7	11.0	—	94.7
Fixed-income securities:
Bonds (D)	188.1	—	—	188.1
Fixed income (E)	62.4	—	—	62.4
Other types of investments (F)	6.2	—	3.2	9.4
Total financial assets measured at fair value	$464.9	$24.5	$3.2	$492.6
Total financial assets measured at NAV (G)				$13.0
Total plan assets				$505.6

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Plan Assets at April 30, 2015
Cash and cash equivalents (A)	$4.6	$—	$—	$4.6
Equity securities:
U.S. (B)	105.0	45.5	—	150.5
International (C)	81.0	24.5	—	105.5
Fixed-income securities:
Bonds (D)	151.3	—	—	151.3
Fixed income (E)	44.1	68.5	—	112.6
Other types of investments (F)	—	7.0	2.8	9.8
Total financial assets measured at fair value	$386.0	$145.5	$2.8	$534.3
Total financial assets measured at NAV (G)				$15.7
Total plan assets				$550.0

(A) This category includes money market holdings with maturities of three months or less and are classified as Level 1 assets. Based on the short-term nature of these assets, carrying value approximates fair value.
(B) This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the S&P 500 Index and/or the various Russell Indexes and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. In 2016, the Level 2 assets are comprised of pooled funds only, and in 2015, the Level 2 assets are comprised of pooled and common collective trust funds that consist of equity securities traded on active exchanges.
(C) This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. In 2016, the Level 2 assets are comprised of pooled funds only, and in 2015, the Level 2 assets are comprised of pooled and common collective trust funds that consist of equity securities traded on active exchanges.
(D) This category is comprised of bond funds, which seek to duplicate the return characteristics of high-quality corporate bonds with a duration range of
10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.
(E) This category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. In 2015, contained within the Level 2 assets is a Core Plus pool of funds investing primarily in high-yield, emerging market debt and global bonds, as well as an international bond fund which invests in fixed-income securities denominated in currencies other than U.S. dollars. These Level 2 assets are pooled or common collective trust funds that consist of fixed-income securities traded on active exchanges.
(F) This category is comprised of a dynamic asset allocation mutual fund and a private limited investment partnership in 2016, and in 2015, the category also included a global alpha collective trust fund. The dynamic asset allocation mutual fund and the global alpha collective trust fund are comprised of U.S. and global equities and fixed-income securities inclusive of derivatives within the asset mix. The dynamic asset allocation mutual fund is classified as a Level 1 asset, whereby the assets are valued using quoted market prices for identical securities in active markets. However, the collective trust fund is classified as a Level 2 asset, whereby the underlying securities are valued utilizing quoted market prices for identical securities in active markets. The private investment limited partnership is classified as a Level 3 asset. The investments in the partnership are valued at estimated fair value based on audited financial statements received from the general partner. The private investment limited partnership cannot be redeemed, and the return of principal is based on the liquidation of the underlying assets.
(G) This category is comprised of a private equity fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The fair value estimate of the private equity fund is based on the underlying funds' net asset values further as a practical expedient equivalent to the Company's defined benefit plan's ownership interest in partners' capital, whereby a proportionate share of the net assets are attributed and further corroborated by our review. The private equity fund is non-redeemable and the return of principal is based on the liquidation of the underlying assets. In accordance with ASU 2015-07, the private equity fund is removed from the total financial assets measured at fair value and disclosed separately.

Roll Forward of activity for Level 3 assets
The following table presents a rollforward of activity for Level 3 assets.

	2016	2015
Balance at May 1,	$2.8	$—
Big Heart pension assets acquired	—	2.8
Actual return on plan assets still held at reporting date	0.4	—
Balance at April 30,	$3.2	$2.8